ACQUISITION OF EVOLUTION TECHNOLOGY SA (Schedule of Consideration paid) (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Increase in equity attributable to the Company		$ (36,243)	$ (106,121)
Evotech [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 605,764
Net change to non-controlling interest	1,992,491
Net change to accumulated other comprehensive income	144,729
Increase in equity attributable to the Company	$ 2,742,984